Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Summary of "available for sale" securities:
Adjusted cost of "available for sale" securities	$ 2,401	$ 1,876
Gross unrealized gains	4,206	6,196
Gross unrealized losses	(372)	(39)
Fair value of "available for sale" securities	6,235	8,033
Available-for-sale Securities in Continuous Unrealized Loss Position Minimum Period (in months)	12
Investments in privately held entities
Investments accounted for under the equity method	32	82
Investments accounted for under the cost method	89,510	75,784
Total investment in privately held entities	89,542	75,866
Net investment income included in other income
Equity in income related to equity method investments		48	39
Gross realized gains	4,846	2,302	3,442
Gross realized losses	(1,795)	(722)	(1,342)
Net investment income	3,051	1,628	2,139
Amount reclassified from accumulated other comprehensive income to realized gains, net	$ 2,561	$ 1,415	$ 2,272